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Summary Prospectus | April 30, 2013
Class/Ticker: Retail Class / CMIDX Institutional Class / IMIDX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.congressasset.com/funds/mf_download_menu.htm.  You may also obtain this information at no cost by calling 1-888-688-1299.  The Fund’s Prospectus and Statement of Additional Information, both dated April 30, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Congress Mid Cap Growth Fund (the “Mid Cap Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.

Shareholder Fees (Fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	2.98%	2.98%
Total Annual Fund Operating Expenses	3.83%	3.58%
Fee Waiver and/or Expense Reimbursement	-2.83%	-2.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	1.00%	0.75%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)
Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Fund to 1.00% of the Mid Cap Fund’s Retail Class shares’ and 0.75% of the Institutional Class shares’ average net assets (the “Expense Caps”).  The Expense Caps are indefinite, and will remain in effect until at least April 30, 2014.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Retail Class	$102	$908
Institutional Class	$77	$834

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  For the period October 31, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid-size market capitalization (currently between $1 billion and $12 billion at the time of purchase).  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization and large-capitalization companies (i.e., currently small-capitalization companies are those with capitalizations of less than $1 billion and large-capitalization companies are those with capitalizations over $12 billion at the time of purchase).  The Fund may invest up to 15% of its total assets in the securities of foreign issuers traded on foreign exchanges or in foreign currencies or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom-up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the Mid Cap Fund
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

•
Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Foreign Investment Risk:  Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Growth Style Investment Risk: Growth stocks fall out of favor with investors.

•
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund.

•	Newer Fund Risk: The Fund is newer with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

•
Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be shown below after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.congressasset.com/funds or by calling the Fund toll-free at 1-888-688-1299.

Investment Advisor
Congress Asset Management Company, LLP.

Portfolio Managers
Daniel A. Lagan, CFA, President, Advisor, Portfolio Manager for the Fund since inception, October 2012.
Todd W. Solomon, CFA, Vice President, Advisor, Portfolio Manager for the Fund since inception, October 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Congress Mid Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-688-1299, or through a financial intermediary.  The minimum initial investment amounts are shown in the table below.  There is no minimum subsequent investment amount to add funds to an existing account.

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$500,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$500,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.